UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)
(Class C: RBNCX)
(Institutional Class: RBNNX)

ANNUAL REPORT
DECEMBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Robinson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Robinson Tax Advantaged Income Fund
Shareholder Letter	1
Fund Performance	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Robinson Opportunistic Income Fund
Shareholder Letter	16
Fund Performance	19
Schedule of Investments	21
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	43
Supplemental Information	45
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

January 31, 2020

Dear Shareholders:

We are pleased to present the Robinson Tax-Advantaged Income Fund’s (“the Fund”) Annual Report covering the year ended December 31, 2019.

Investment Performance. Short to Intermediate (1-10 years to maturity) municipal bonds, as measured by the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index (the “Index”), were up 5.23% for all of 2019 as the yield-to worst on the Index declined from 2.18% to 1.35% during the year (bond prices move in the opposite direction of their yields—falling bond yields means rising bond prices). The Fund’s Institutional Share Class returned 15.11% for the year, which was comprised of an increase of 98 cents per share in net asset value and 31 cents per share in distributions to shareholders.

It was a solid year for municipal bond investors in general, and tax-exempt closed-end fund (CEF) investors in particular. Municipal bond yields across the maturity spectrum declined in each quarter of the year; and, as noted above, were down more than 0.8% for the full year. Generally speaking, declining yields is usually a pretty good backdrop for tax-exempt CEF performance as most of the CEFs tend to own longer duration bonds. In addition, the Federal Reserve (the “Fed”) lowered short-term interest rates by 0.75% last year—that effectively reduced the cost of leverage for the CEFs by nearly 0.5%. All other things being equal, lower CEF interest expenses usually leads to more income available for distribution to shareholders.

There were a number of positives impacting our performance last year. The two biggest contributors to the Fund’s 2019 performance were: falling interest rates which allowed the Fund’s holdings of CEFs to generate net asset value returns greater than 10%; and, the recovery in tax-exempt CEF discounts which narrowed more than 7% for the year. The Fund’s process for analyzing, ranking and ultimately monetizing CEF discounts (security selection) added approximately 1.6% for the year. The biggest drag on performance was the Fund’s interest rate risk hedging strategy. In an effort to be rate agnostic, the Fund seeks to neutralize the impact changes in interest rates may have on the underlying holdings of the tax-exempt CEFs it holds. The Fund does this through carefully weighted short positions in various US Treasury futures contracts. In a falling rate environment, one would expect those hedges to decline—which they did by 3.3% last year. Interestingly, we would have expected the hedges to decline nearly twice that amount given the decline in yields we saw in the municipal bond market. A 0.80% decline in tax-exempt municipal bond yields would normally mean that taxable bond yields (Treasuries) would decline by roughly 1.3%--but Treasury bond yields declined by the same amount as municipal bond yields last year.

Portfolio Composition. In accordance with the Fund’s investment strategy, the Fund as of December 31, 2019, was invested primarily in municipal bond CEFs with a small portion posted as margin for the shorting strategy to hedge the overall portfolio’s interest rate risk. As of year-end, the Fund’s Institutional Share had a distribution yield of 3.10% (SEC 30-Day Yield of 3.03%; Unsubsidized SEC 30-Day Yield of 3.02%). The municipal bond CEFs held in the Fund had a weighted average levered taxable equivalent duration of 6.2 years — in other words, if there was a 1% rise in interest rates, it would likely cause the net asset values of these funds to decline by approximately 6.2%. That interest rate risk was being hedged within the Fund with short positions in various U.S. Treasury futures contracts. As of December 31, 2019, the net exposure to changes in interest rates was approximately 0.6 years (i.e. a 1% rise in rates would likely result in roughly a 0.6% decline in net asset value).

The municipal bond CEFs held in the portfolio were trading at a weighted average discount of 7.5% as of year-end. The historic weighted average discount for those same funds was 4.0%. The Fund had exposure at year-end to 55 municipal bond CEFs managed by 13 different asset management firms and representing 98% of the Fund’s value.

Our largest issuer exposure to any one asset management firm at year-end was to the BlackRock Funds at 41.3%, followed by our 23% exposure to Nuveen Funds and 12.2% exposure to Invesco Funds.

Market Outlook. We believe current market conditions provide the ideal backdrop for tax-exempt CEF discounts to move to premiums. 1) Interest rates remain near historic lows and are 0.8% lower than they were at the start of the year. Historically, prior to this most recent period, when the yield on the 10-year Treasury note was below 2%, tax-exempt CEF discounts averaged -0.31%--as a group tax-exempt CEF discounts are currently 3.7% wider than that level. 2) We do not believe that the Fed will raise short-term interest rates in an election year, but they could lower rates again if economic conditions erode. The three rate cuts made by the Fed this past year effectively reduced the cost of leverage for tax-exempt CEFs by 0.50%. 3) We continue to see strong demand for tax-exempt bonds (12 consecutive months of positive inflows into municipal bond funds totaling $94 billion last year), with anemic supply growth (2% annualized over the past couple years) and little likelihood for a meaningful increase in supply for at least another year (given the low chance of a big infrastructure spending plan coming out of Washington in an election year).

We believe the combination of current market fundamentals in the underlying municipal bond market coupled with tax-exempt CEF discounts that remain wider than historic averages, makes for an ideal environment for the Fund’s strategy. The Fund is designed and managed to attempt to generate a competitive federally tax-exempt distribution yield, minimize permanent impairment due to rising interest rates through its hedging strategy, and isolate the appreciation opportunity should these still wide tax-exempt CEF discounts migrate back to their historic averages. Overall, we believe the Fund is well-positioned to provide strong absolute and relative returns over the next year.

We value your trust and confidence in the Fund, and thank you for your support.

Best Regards,

James C. Robinson
Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of the Fund’s Sub-Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

Effective October 25, 2019, changes were made to the Fund’s principal investment strategy. The Sub-advisor may, but is not required to, purchase shares of open-end registered investment companies (“Mutual Funds”) or Exchange-Traded Funds (“ETFs”) that invest primarily in municipal bonds.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested and including, but not limited to, the following risks, which are more fully described in the prospectus:

Closed-end fund (CEF), exchange-traded fund (ETF) and open-end fund (Mutual Fund) Risk: The Fund’s investments in CEFs, ETFs and Mutual Funds (“underlying funds”) are subject to various risks, including reliance on management’s ability to manage the underlying fund’s portfolio, risks associated with the underlying securities held by the underlying fund, fluctuation in the market value of the underlying fund’s shares, and the Fund bearing a pro rata share of the fees and expenses of each underlying fund in which the Fund invests. Municipal Bond risk: The underlying funds in which the Fund invests will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Changes related to taxation, legislation or the rights of municipal security holders can significantly affect municipal bonds and may cause them to decline in value. Fixed income/interest rate risk: A rise in interest rates could negatively impact the value of the Fund’s shares. Generally, fixed income securities decrease in value if interest rates rise, and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. Leveraging risk: The underlying funds in which the Fund will invest may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage, and may expose the Fund to higher volatility and possible diminishment of long-term returns. In addition, future regulations may hinder or restrict an underlying fund’s ability to maintain leverage; which in turn may reduce the total return and tax exempt income generated by the underlying funds and may cause a reduction in the value of the Fund’s shares. Tax Risk: There is no guarantee that the Fund’s income will be exempt from regular federal income taxes. Events occurring after the date of issuance of a municipal bond or after an underlying fund’s acquisition of a municipal bond may result in a determination that interest on that bond is subject to federal income tax. The Fund’s opportunistic trading strategies may also result in a portion of the Fund’s distributions to shareholders being characterized as capital gains. U.S. Treasury Futures Contracts Hedge Risk: To the extent the Fund holds short positions in U.S. Treasury futures contracts, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond prices fall, these losses may be greater than if the hedging strategy not been in place. High Yield (“Junk”) Bond risk: The ETFs and Mutual Funds in which the Fund invests may invest in high yield (“junk”) bonds which involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Liquidity Risk: There can be no guarantee that an active market in shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell some or all of the investments it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests, it may only be able to sell those investments at a loss. Derivatives Risk: The Fund and the underlying funds may use futures contracts, options, swap agreements, and/or sell securities short. Futures contracts may cause the value of the Fund’s shares to be more volatile and expose the Fund to leverage and tracking risks; the Fund may not fully benefit from or may lose money on option or shorting strategies; swaps may be leveraged, are subject to counterparty risk and may be difficult to value or liquidate. Portfolio Turnover Risk: The Fund’s turnover rate may be high. A high turnover rate may lead to higher transaction costs, a greater number of taxable transactions, and negatively affect the Fund’s performance. The Fund may not be suitable for all investors.

Subsidized 30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Negative 30-Day SEC Yield results when accrued expenses of the past 30 days exceed the income collected during the past 30 days. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

The Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index is an unmanaged index that measures the performance of municipal bonds with time to maturity of between 1 and 10 years. One cannot invest directly in an index.

Robinson Tax Advantaged Income Fund
FUND PERFORMANCE at December 31, 2019 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index. The performance graph above is shown for the Fund’s Institutional Class shares; Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index is an unmanaged index that measures the performance of municipal bonds with time to maturity of between one and ten years. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1	14.93%	3.45%	3.56%	09/30/14
Class C2	14.08%	2.67%	2.78%	09/30/14
Institutional Class[3]	15.11%	3.68%	3.80%	09/30/14
After deducting maximum sales charge
Class A1	10.58%	2.23%	2.40%	09/30/14
Class C2	13.08%	2.67%	2.78%	09/30/14
Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index	5.23%	2.39%	2.35%	09/30/14

[1]	Maximum initial sales charge for Class A shares is 3.75%. No sales charge applies to purchase of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

[2]	No initial sales charge applies on investments but a CDSC of 1.00% will be imposed on certain redemptions of shares within 12 months of the date of purchase.

[3]	Institutional Class shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (800) 207-7108.

Robinson Tax Advantaged Income Fund
FUND PERFORMANCE at December 31, 2019 (Unaudited) - Continued

Gross and Net Expense Ratios for Class A shares were 2.99% and 2.92%, respectively, for Class C shares were 3.74% and 3.67%, respectively, and for Institutional Class shares were 2.74% and 2.67%, respectively, which were the amounts stated in the current prospectus dated October 25, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2021, and may be terminated before that date only by the Trust’s Board of Trustee. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the Class A, Class C and Institutional Class shares, respectively, through April 30, 2021. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

Number of Shares		Value
	CLOSED-END FUNDS — 97.5%
187,316	AllianceBernstein National Municipal Income Fund, Inc.	$2,618,678
152,817	BlackRock California Municipal Income Trust	2,072,199
80,123	BlackRock Investment Quality Municipal Trust, Inc.	1,248,316
490,579	BlackRock Muni Intermediate Duration Fund, Inc.	6,985,845
195,134	BlackRock Municipal Income Quality Trust	2,741,633
242,547	BlackRock Municipal Income Trust	3,436,891
595,292	BlackRock MuniEnhanced Fund, Inc.	6,643,459
664,401	BlackRock MuniHoldings Investment Quality Fund	8,829,889
171,290	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,458,011
136,893	BlackRock MuniHoldings New York Quality Fund, Inc.	1,865,852
519,902	BlackRock MuniHoldings Quality Fund II, Inc.	6,555,964
228,744	BlackRock MuniHoldings Quality Fund, Inc.	2,875,312
1,581,359	BlackRock MuniVest Fund, Inc.	14,406,180
214,830	BlackRock MuniYield California Fund, Inc.	3,033,400
212,444	BlackRock MuniYield California Quality Fund, Inc.	3,018,829
75,349	BlackRock MuniYield Fund, Inc.	1,116,672
620,203	BlackRock MuniYield Michigan Quality Fund, Inc.	8,803,782
84,462	BlackRock MuniYield New York Quality Fund, Inc.	1,105,608
154,851	BlackRock MuniYield Pennsylvania Quality Fund	2,212,821
456,534	BlackRock MuniYield Quality Fund II, Inc.	5,934,942
986,696	BlackRock MuniYield Quality Fund III, Inc.	13,320,396
498,756	BlackRock MuniYield Quality Fund, Inc.	7,506,278
106,797	BNY Mellon Strategic Municipal Bond Fund, Inc.	853,308
46,000	BNY Mellon Strategic Municipals, Inc.	391,460
913,474	DWS Municipal Income Trust	10,349,660
119,121	DWS Strategic Municipal Income Trust	1,415,157
112,724	Eaton Vance California Municipal Bond Fund	1,268,145
545,548	Eaton Vance Municipal Bond Fund	7,026,658
709,035	Eaton Vance Municipal Income Trust	9,040,196
230,698	Federated Premier Municipal Income Fund	3,252,842
513,219	Invesco Advantage Municipal Income Trust II	5,732,656
189,562	Invesco Municipal Income Opportunities Trust	1,495,644
440,145	Invesco Municipal Opportunity Trust	5,440,192
324,609	Invesco Municipal Trust	4,012,167
517,581	Invesco Quality Municipal Income Trust	6,511,169
665,303	Invesco Trust for Investment Grade Municipals	8,549,144
68,689	MFS High Yield Municipal Trust	324,899
134,773	MFS Investment Grade Municipal Trust	1,316,328
307,521	MFS Municipal Income Trust	2,174,173
469,850	Nuveen AMT-Free Municipal Credit Income Fund	7,832,399
455,879	Nuveen AMT-Free Quality Municipal Income Fund	6,555,540
131,295	Nuveen Arizona Quality Municipal Income Fund	1,768,544
183,677	Nuveen California Quality Municipal Income Fund	2,734,951
42,089	Nuveen Georgia Quality Municipal Income Fund	530,742

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
145,930	Nuveen Maryland Quality Municipal Income Fund	$1,962,758
198,520	Nuveen Municipal Credit Income Fund	3,249,772
637,741	Nuveen Municipal High Income Opportunity Fund	9,049,545
471,539	Nuveen New Jersey Quality Municipal Income Fund	6,912,762
100,000	Nuveen Ohio Quality Municipal Income Fund	1,542,500
202,186	Nuveen Pennsylvania Quality Municipal Income Fund	2,860,932
838,968	Nuveen Quality Municipal Income Fund	12,248,933
104,712	PIMCO New York Municipal Income Fund II	1,263,874
661,350	Pioneer Municipal High Income Advantage Trust	7,149,193
489,009	Pioneer Municipal High Income Trust	5,907,229
92,209	Western Asset Managed Municipals Fund, Inc.	1,228,224
	TOTAL CLOSED-END FUNDS
	(Cost $ 236,847,365)	250,742,653

Principal Amount
	SHORT-TERM INVESTMENTS — 0.7%
$1,839,963	UMB Money Market Fiduciary 0.25%[1]	1,839,963
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 1,839,963)	1,839,963
	TOTAL INVESTMENTS — 98.2%
	(Cost $238,687,328)	252,582,616
	Other Assets in Excess of Liabilities — 1.8%	4,737,711
	TOTAL NET ASSETS — 100.0%	$257,320,327
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
(475)	U.S. 5 Year Treasury Note	March 2020	$(56,591,797)	$(56,339,453)	$252,344
(475)	U.S. 10 Year Treasury Note	March 2020	(61,638,672)	(61,000,391)	638,281
(225)	U.S. Treasury Long Bond	March 2020	(35,956,055)	(35,078,906)	877,149

TOTAL FUTURES CONTRACTS			$(154,186,524)	$(152,418,750)	$1,767,774

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019

Security Type	Percent of Total Net Assets
Closed-End Funds	97.5%
Short-Term Investments	0.7%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019

Assets:
Investments, at value (cost $238,687,328)	$252,582,616
Cash deposited with broker for securities sold short	3,141,177
Receivables:
Investment securities sold	2,070,583
Unrealized appreciation on open futures contracts	1,767,774
Fund shares sold	128,374
Dividends and interest	65,235
Prepaid expenses	14,836
Total Assets	259,770,595

Liabilities:
Payables:
Investment securities purchased	2,022,026
Fund shares redeemed	64,225
Advisory fees	217,959
Shareholder servicing fees (Note 7)	21,894
Distribution fees - Class A & Class C (Note 6)	13,504
Fund services fees	56,173
Auditing fees	20,000
Commitment fees payable (Note 12)	5,816
Trustees' deferred compensation (Note 3)	4,688
Chief Compliance Officer fees	2,170
Trustees' fees and expenses	55
Accrued other expenses	21,758
Total Liabilities	2,450,268

Net Assets	$257,320,327

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$260,201,349
Total accumulated deficit	(2,881,022)
Net Assets	$257,320,327

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$36,464,756
Shares of beneficial interest issued and outstanding	3,787,719
Redemption price[1]	$9.63
Maximum sales charge (3.75% of offering price)[2]	0.38
Maximum offering price to public	$10.01

Class C Shares:
Net assets applicable to shares outstanding	$7,705,647
Shares of beneficial interest issued and outstanding	800,956
Redemption price[3]	$9.62

Institutional Class Shares:
Net assets applicable to shares outstanding	$213,149,924
Shares of beneficial interest issued and outstanding	22,149,588
Redemption price	$9.62

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.

[2]	No initial sales charge is applied to purchases of $500,000 or more.

[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

Investment income:
Dividends	$12,514,794
Interest	6,402
Total investment income	12,521,196

Expenses:
Advisory fees	3,047,494
Shareholder servicing fees (Note 7)	183,706
Distribution fees - Class A (Note 6)	88,550
Distribution fees - Class C (Note 6)	78,225
Fund services fees	368,514
Registration fees	82,144
Legal fees	39,074
Miscellaneous	22,937
Commitment fees (Note 12)	22,500
Shareholder reporting fees	21,100
Auditing fees	20,177
Chief Compliance Officer fees	12,304
Trustees' fees and expenses	9,910
Insurance fees	2,400
Total expenses	3,999,035
Advisory fees waived	(69,665)
Voluntary advisory fees waived	(277,017)
Net expenses	3,652,353
Net investment income	8,868,843

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,977,994
Long term capital gain distributions from regulated investment companies	210,674
Futures contracts	(14,465,475)
Net realized loss	(1,276,807)
Net change in unrealized appreciation/depreciation on:
Investments	26,262,076
Futures contracts	4,313,764
Net change in unrealized appreciation/depreciation	30,575,840
Net realized and unrealized gain	29,299,033

Net Increase in Net Assets from Operations	$38,167,876

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$8,868,843	$10,350,254
Net realized loss on investments and futures contracts	(1,487,481)	(11,279,550)
Long term capital gain distributions from regulated investment companies	210,674	273,823
Net change in unrealized appreciation/depreciation on investments and futures contracts	30,575,840	(13,793,478)
Net increase (decrease) in net assets resulting from operations	38,167,876	(14,448,951)

Distributions to Shareholders:
Distributions:
Class A	(1,064,598)	(1,115,325)
Class C	(177,994)	(248,436)
Institutional Class	(7,630,589)	(8,990,475)
From return of capital:
Class A	(21,250)	(28,687)
Class C	(3,548)	(6,389)
Institutional Class	(152,302)	(231,247)
Total distributions to shareholders	(9,050,281)	(10,620,559)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,267,344	25,804,528
Class C	734,508	3,282,031
Institutional Class	79,475,830	251,876,744
Reinvestment of distributions:
Class A	1,010,696	1,029,385
Class C	171,449	247,520
Institutional Class	7,196,529	7,791,065
Cost of shares redeemed:
Class A	(11,613,888)	(15,653,783)
Class C	(1,705,731)	(6,707,297)
Institutional Class	(104,947,802)	(135,320,263)
Net increase (decrease) in net assets from capital transactions	(20,411,065)	132,349,930

Total increase in net assets	8,706,530	107,280,420

Net Assets:
Beginning of period	248,613,797	141,333,377
End of period	$257,320,327	$248,613,797
Capital Share Transactions:
Shares sold:
Class A	983,866	2,841,844
Class C	77,851	359,946
Institutional Class	8,546,726	27,421,532
Shares reinvested:
Class A	107,891	113,650
Class C	18,324	27,244
Institutional Class	768,502	860,846
Shares redeemed:
Class A	(1,231,133)	(1,723,591)
Class C	(181,584)	(726,546)
Institutional Class	(11,134,817)	(15,126,802)
Net increase (decrease) in capital share transactions	(2,044,374)	14,048,123

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.64	$9.59	$9.62	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.28	0.34	0.37	0.41	0.45
Net realized and unrealized gain (loss)	1.00	(0.94)	0.07	(0.41)	0.06
Total from investment operations	1.28	(0.60)	0.44	-	0.51

Less Distributions:
From net investment income	(0.28)	(0.34)	(0.37)	(0.42)	(0.45)
From net realized gain	-	-	(0.10)	(0.05)	-
From return of capital	(0.01)	(0.01)	-	-	-
Total distributions	(0.29)	(0.35)	(0.47)	(0.47)	(0.45)

Net asset value, end of period	$9.63	$8.64	$9.59	$9.62	$10.09

Total return	14.93%[3]	(6.42)%[3]	4.61%[3]	(0.05)%[3]	5.34%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,465	$33,933	$25,857	$28,887	$9,874

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed[5]	1.63%[6]	1.59%	1.72%	1.73%	2.10%
After fees waived and expenses absorbed[5]	1.51%[6]	1.52%[7]	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed[2]	2.89%	3.67%	3.66%	3.83%	4.15%
After fees waived and expenses absorbed[2]	3.01%	3.74%	3.78%	3.96%	4.65%

Portfolio turnover rate	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months or purchase. If these sales charges were included total returns would be lower.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months or purchase. If these sales charges were included total returns would be lower.

[5]	Does not include expenses of the investment companies in which the Fund invests.

[6]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019.

[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.63	$9.59	$9.61	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.21	0.27	0.29	0.33	0.38
Net realized and unrealized gain (loss)	0.99	(0.95)	0.09	(0.41)	0.06
Total from investment operations	1.20	(0.68)	0.38	(0.08)	0.44

Less Distributions:
From net investment income	(0.21)	(0.27)	(0.30)	(0.35)	(0.38)
From net realized gain	-	-	(0.10)	(0.05)	-
From return of capital	- [3]	(0.01)	-	-	-
Total distributions	(0.21)	(0.28)	(0.40)	(0.40)	(0.38)

Net asset value, end of period	$9.62	$8.63	$9.59	$9.61	$10.09

Total return[4]	14.08%	(7.24)%	3.94%	(0.85)%	4.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,706	$7,653	$11,750	$11,716	$1,253

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed[5]	2.38%[6]	2.34%	2.47%	2.48%	2.85%
After fees waived and expenses absorbed[5]	2.26%[6]	2.27%[7]	2.35%	2.35%	2.35%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed[2]	2.14%	2.92%	2.91%	3.08%	3.40%
After fees waived and expenses absorbed[2]	2.26%	2.99%	3.03%	3.21%	3.90%

Portfolio turnover rate	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[5]	Does not include expenses of the investment companies in which the Fund invests.

[6]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019.

[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the annual fund operating expense limitation was 2.35%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.64	$9.59	$9.61	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.31	0.36	0.39	0.43	0.48
Net realized and unrealized gain (loss)	0.99	(0.94)	0.08	(0.41)	0.06
Total from investment operations	1.30	(0.58)	0.47	0.02	0.54

Less Distributions:
From net investment income	(0.31)	(0.36)	(0.39)	(0.45)	(0.48)
From net realized gain	-	-	(0.10)	(0.05)	-
From return of capital	(0.01)	(0.01)	-	-	-
Total distributions	(0.32)	(0.37)	(0.49)	(0.50)	(0.48)

Net asset value, end of period	$9.62	$8.64	$9.59	$9.61	$10.09

Total return[3]	15.11%	(6.19)%	4.98%	0.09%	5.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$213,150	$207,028	$103,726	$87,898	$61,644

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed[4]	1.38%[5]	1.34%	1.47%	1.48%	1.85%
After fees waived and expenses absorbed[4]	1.26%[5]	1.27%[6]	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed[2]	3.14%	3.92%	3.91%	4.08%	4.40%
After fees waived and expenses absorbed[2]	3.26%	3.99%	4.03%	4.21%	4.90%

Portfolio turnover rate	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.

[5]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019.

[6]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the annual fund operating expense limitation was 1.35%.

See accompanying Notes to Financial Statements.

January 31, 2020

Dear Shareholders:

We are pleased to present the Robinson Opportunistic Income Fund’s (“the Fund”) Annual Report covering the year ended December 31, 2019.

Investment Performance. Global credit markets, as measured by the Fund’s benchmark, the Bloomberg Barclay’s Global Aggregate Credit Index, had a strong year and were up 10.74% for all of 2019 as the yield on that index declined more than 1% (bond prices move in the opposite direction of their yields—rising bond yields mean falling bond prices). The Fund’s Institutional Share Class returned an even stronger 16.13% for the year, which was comprised of a $0.88 per share increase in net asset value and 57 cents per share in distributions to shareholders.

As noted above, it was a strong year for credit investors and a particularly strong year for taxable credit closed-end funds (CEFs). While Treasury yields declined 0.8% for the year, lower quality corporate bond yields, as measured by the Bloomberg Barclays US Corporate High Yield Index, declined 2.7% as credit spreads narrowed 1.9%. Generally speaking, narrowing credit spreads is usually a positive environment for taxable credit CEFs, which typically invest in lower quality bonds and/or leveraged loans. In addition, the Federal Reserve (the “Fed”) lowered short-term interest rates by 0.75% last year—that effectively reduced the cost of leverage for taxable CEFs by the same amount. All other things being equal, lower CEF interest expenses usually result in more income available for distribution to shareholders.

The three largest drivers of performance last year were: 1) the more than 15% net asset value return of the Fund’s holdings of CEFs; 2) the 6.5% return attributed to the narrowing of taxable credit CEF discounts; and, 3) the Fund’s process for analyzing, ranking and ultimately monetizing CEF discounts across the sub-asset classes of the taxable credit CEF market (i.e. security selection) which added more than 3% to the Fund’s overall return last year.

The Fund’s hedges attempt to reduce risk and mitigate some of the Fund’s downside risks. The Fund’s short positions in various equity index futures contracts were used primarily to hedge credit spread risk, and the Fund’s short positions in various U.S. Treasury futures contracts were used to hedge interest rate risk. While they did provide some risk mitigation during the year, as a whole the hedges reduced the Fund’s annual return by 7.4%. That shouldn’t come as a surprise in a year in which the net asset value returns for the Fund’s holdings of CEFs exceeded 15%.

Portfolio Composition. In accordance with the Fund’s investment strategy, the Fund as of December 31, 2019 was invested primarily in taxable CEFs with a small portion posted as margin for the various hedging strategies. As of year-end the Fund’s Institutional Share had a net distribution yield of 7.94% (SEC 30-Day Yield of 5.97%; Unsubsidized 30 Day SEC Yield of 5.50%), and a trailing 12-month distribution yield of 5.97%, nearly 1% more than what was available in the overall high yield universe as measured by the yield on the Bloomberg Barclays US Corporate High Yield Bond Index. The taxable CEFs held in the portfolio were trading at a weighted average discount of 7.8% as of year-end. The historic weighted average discount for those same funds is 4.9%. The Fund had exposure to 25 taxable CEFs in four different income-oriented asset classes representing more than 88% of the Fund’s value. The Fund’s largest asset class exposure as of year-end was taxable bond CEFs (51.9%), followed by senior bank loan CEFs (30.8%), fixed income ETFs (7.4%), preferred stock CEFs (2.8%), cash equivalents (4.2%), and in equity-income strategies (2.9%).

Market Outlook. We believe current market conditions provide the ideal backdrop for the Fund’s approach to arbitraging taxable credit CEFs. 1) Interest rates remain near historic lows and are 0.8% lower than they were at the start of the year—levels that suggest our interest rate risk hedges may be prudent. 2) High yield credit spreads are near historic lows and the overall yield for the high yield index is barely above 5%--levels that suggest our credit risk hedges may be prudent. 3) We do not believe that the Fed will raise short-term interest rates in an election year, but they could lower rates again if economic conditions erode. The three rate cuts made by the Fed this past year effectively reduced the cost of leverage for taxable credit CEFs by 0.75%. 4) We continue to see strong investor appetite for yield, while the high yield bond market has actually shrunk at a 3.3% annualized rate over the past couple of years—strong demand coupled with shrinking supply usually leads to higher prices.

We are confident the Robinson Opportunistic Income Fund is properly positioned to continue to take advantage of this ongoing opportunity in taxable credit CEFs. Our hedging strategy seeks to isolate the discounts and immunize the overall portfolio from any permanent impairment due to rising interest rates or widening credit spreads. In the meantime, investors may potentially earn a competitive distribution yield while they wait for those discounts to narrow. The weighted average discount of the CEFs held in the Fund as of quarter end was -7.8%--the historic average discount for those same funds was -4.9%. In other words, discount narrowing offers plenty of upside just to get back to historic averages.

We value your trust and confidence in the Fund and thank you for your support.

Best Regards,

James C. Robinson

Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of the Fund’s Sub-Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

Effective November 12, 2019, changes were made to the Fund’s principal investment strategy. In addition to investing in CEFs, the Fund may invest in open-end registered investment companies (“Mutual Funds”), Exchange-Traded Funds (“ETFs”) or Exchange-Traded Notes (“ETNs”) as part of the principal investment strategy.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested and including, but not limited to, the following risks, which are more fully described in the prospectus:

Closed-end fund (CEF), exchange-traded fund (ETF) and open-end fund (Mutual Fund) risk: The Fund’s investments in CEFs, ETFs and Mutual Funds (“underlying funds”) are subject to various risks, including reliance on management’s ability to manage the underlying fund’s portfolio, risks associated with the underlying securities held by the underlying fund, fluctuation in the market value of the underlying fund’s shares, and the Fund bearing a pro rata share of the fees and expenses of each underlying fund in which the Fund invests. Management and strategy risk: the value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends, which may prove to be incorrect. Futures risk: Use of future contacts by the Fund or underlying funds may cause the value of the Fund’s share to be more volatile and exposes the Fund to leverage, tracking, and under certain market conditions, liquidity risk. Fixed income / interest rate risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities. Leveraging risk: The underlying funds in which the Fund will invest may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage, and may expose the Fund to higher volatility and possible diminishment of long-term returns. In addition, future regulations may hinder or restrict an underlying fund’s ability to maintain leverage; which in turn may reduce the total return and tax exempt income generated by the underlying funds and may cause a reduction in the value of the Fund’s shares. High yield (“junk bond”) risk: High yield (“junk”) bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. ETN risk: Investing in ETNs exposes the Fund to the credit risks of the issuer. Shares of ETNs may be less liquid despite being typically traded on securities exchanges and may have large bid and ask spreads. Shares of ETNs may at time trade at a premium or discount to their intrinsic value. Tax risk: There is no guarantee that the Fund’s distributions will be characterized as income for U.S. federal income tax purposes. For example, the Fund’s opportunistic trading strategies may result in a portion of the Fund’s distributions to shareholders being characterized as capital gains. Liquidity risk: There can be no guarantee that an active market in ETNs or shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell some or all of the investments it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests, it may only be able to sell those investments at a loss. Derivatives risk: The Fund and the underlying funds may use futures contracts, options, swap agreements, and/or sell securities short. Futures contracts may cause the value of the Fund’s shares to be more volatile and expose the Fund to leverage and tracking risks; the Fund may not fully benefit from or may lose money on option or shorting strategies; swaps may be leveraged, are subject to counterparty risk and may be difficult to value or liquidate. Bank loan risk: The underlying funds may invest in loan participations of any quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. Bank loans may not be considered securities under U.S. federal securities law and, as a result, investments in them by the underlying funds may not have the protection of federal securities laws. LIBOR Transition risk: The underlying funds may invest in securities, such as senior bank loans, that utilize the London Interbank Offered Rate (“LIBOR”), the most common benchmark interest rate index used to make adjustments to variable-rate loans, which is expected to expire by the end of 2021. Any effects of the transition away from LIBOR could result in losses to the underlying funds in which the Fund invests and to the Fund. These effects could occur prior to the end of 2021. Convertible securities risk. The underlying funds may invest in convertible securities, which are subject to market risk, interest rate risk, and credit risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies. Preferred stock risk. The underlying funds may invest in preferred stock, which is subject to company-specific and market risks applicable to equity securities, and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. The Fund may not be suitable for all investors.

Subsidized 30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Negative 30-Day SEC Yield results when accrued expenses of the past 30 days exceed the income collected during the past 30 days. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

The Bloomberg Barclays Global Aggregate Credit Index covers the credit sector of the global investment grade fixed-rate bond market. Credit issuers include corporate, sovereign (when issuing in a currency other than the sovereign’s home currency), supranational, and foreign local agencies/authorities. Bloomberg Barclays US Corporate High Yield Bond Index measure the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. One cannot invest directly in an index.

Robinson Opportunistic Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Bloomberg Barclays Global Aggregate Credit Index. The performance graph above is shown for the Fund’s Institutional Class shares; Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Global Aggregate Credit Index covers the credit sector of the global investment grade fixed-rate bond market. Credit issuers include corporate, sovereign (when issuing in a currency other than the sovereign’s home currency), supranational, and foreign local agencies/authorities. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2019	1 Year	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1	15.83%	8.13%	12/31/15
Class C2	15.01%	7.31%	12/31/15
Institutional Class[3]	16.13%	8.40%	12/31/15
After deducting maximum sales charge
Class A1	10.91%	6.54%	12/31/15
Class C2	14.01%	7.31%	12/31/15
Bloomberg Barclays Global Aggregate Credit Index	10.74%	4.90%	12/31/15

[1]	Maximum initial sales charge for Class A shares is 4.25%. No sales charge applies to purchase of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	No initial sales charge applies on investments but a CDSC of 1.00% will be imposed on certain redemptions of shares within 12 months of the date of purchase.

[3]	Institutional Class shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (800) 207-7108.

Robinson Opportunistic Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited) - Continued

Gross and Net Expense Ratios for Class A shares were 3.74% and 3.43%, respectively, for Class C shares were 4.49% and 4.18%, respectively, and for Institutional Class shares were 3.49% and 3.18%, respectively, which were the amounts stated in the current prospectus dated November 12, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2021, and may be terminated before that date only by the Trust’s Board of Trustee. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

Number of Shares		Value
	CLOSED-END FUNDS — 88.1%
98,571	Apollo Senior Floating Rate Fund, Inc.	$1,492,365
42,141	Apollo Tactical Income Fund, Inc.	636,329
102,073	Ares Dynamic Credit Allocation Fund, Inc.	1,566,821
50,000	BlackRock Credit Allocation Income Trust	699,000
314,490	BNY Mellon High Yield Strategies Fund	974,919
76,183	Brookfield Real Assets Income Fund, Inc.	1,626,507
79,923	Eaton Vance Floating-Rate Income Trust	1,096,544
79,525	Eaton Vance Limited Duration Income Fund	1,053,706
127,679	Eaton Vance Senior Floating-Rate Trust	1,730,050
21,000	Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	455,490
21,516	Invesco Dynamic Credit Opportunities Fund	244,207
258,394	Invesco Senior Income Trust	1,108,510
113,925	Ivy High Income Opportunities Fund	1,583,557
42,228	John Hancock Investors Trust	749,969
144,207	New America High Income Fund, Inc.	1,316,610
135,985	Nuveen Floating Rate Income Opportunity Fund	1,358,490
17,180	Nuveen Preferred & Income Term Fund	443,416
50,741	Nuveen Real Asset Income and Growth Fund	931,605
123,568	PGIM High Yield Bond Fund, Inc.	1,902,947
192,943	Pioneer High Income Trust	1,840,676
85,358	Principal Real Estate Income Fund	1,802,761
92,348	Wells Fargo Income Opportunities Fund	777,570
53,422	Western Asset Corporate Loan Fund, Inc.	529,412
263,596	Western Asset High Income Fund II, Inc.	1,776,637
25,878	Western Asset Premier Bond Fund	379,113
	TOTAL CLOSED-END FUNDS
	(Cost $ 26,668,273)	28,077,211
	EXCHANGE-TRADED FUNDS — 7.4%
76,142	Invesco Fundamental High Yield Corporate Bond ETF	1,466,495
8,000	SPDR Bloomberg Barclays High Yield Bond ETF	876,320
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 2,300,588)	2,342,815

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$943,529	UMB Money Market Fiduciary 0.25%[1]	943,529
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 943,529)	943,529
	TOTAL INVESTMENTS — 98.5%
	(Cost $29,912,390)	31,363,555
	Other Assets in Excess of Liabilities — 1.5%	486,453
	TOTAL NET ASSETS — 100.0%	$31,850,008

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
(15)	E-mini Dow ($5)	March 2020	$(2,112,900)	$(2,138,100)	$(25,200)
(35)	E-mini S&P 500	March 2020	(5,556,512)	(5,654,425)	(97,913)
(25)	U.S. 5 Year Treasury Note	March 2020	(2,978,515)	(2,965,234)	13,281
(25)	U.S. 10 Year Treasury Note	March 2020	(3,244,141)	(3,210,547)	33,594

TOTAL FUTURES CONTRACTS			$(13,892,068)	$(13,968,306)	$(76,238)

 CME - Chicago Mercantile Exchange

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019

Security Type	Percent of Total Net Assets
Closed-End Funds	88.1%
Exchange-Traded Funds	7.4%
Short-Term Investments	3.0%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019

Assets:
Investments, at value (cost $29,912,390)	$31,363,555
Cash deposited with brokers for futures contracts	523,958
Receivables:
Unrealized appreciation on open futures contracts	46,875
Fund shares sold	45,790
Dividends and interest	86,140
Prepaid expenses	20,316
Total Assets	32,086,634

Liabilities:
Payables:
Fund shares redeemed	41,187
Unrealized depreciation on futures contacts	123,113
Advisory fees	17,138
Shareholder servicing fees (Note 7)	4,394
Distribution fees - Class A & Class C (Note 6)	4,830
Fund services fees	9,538
Auditing fees	20,000
Trustees' deferred compensation (Note 3)	4,149
Chief Compliance Officer fees	2,169
Commitment fees payable (Note 12)	900
Trustees' fees and expenses	143
Accrued other expenses	9,065
Total Liabilities	236,626

Net Assets	$31,850,008

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,534,588
Total accumulated deficit	(2,684,580)
Net Assets	$31,850,008

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$4,552,530
Shares of beneficial interest issued and outstanding	439,667
Redemption price[1]	$10.35
Maximum sales charge (4.25% of offering price)[2]	0.46
Maximum offering price to public	$10.81

Class C Shares:
Net assets applicable to shares outstanding	$4,586,088
Shares of beneficial interest issued and outstanding	444,136
Redemption price[3]	$10.33

Institutional Class Shares:
Net assets applicable to shares outstanding	$22,711,390
Shares of beneficial interest issued and outstanding	2,193,921
Redemption price	$10.35

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

Investment income:
Dividends	$2,165,281
Interest	3,231
Total investment income	2,168,512

Expenses:
Advisory fees	325,539
Shareholder servicing fees (Note 7)	14,944
Distribution fees - Class A (Note 6)	9,825
Distribution fees - Class C (Note 6)	48,162
Fund services fees	59,518
Registration fees	48,753
Legal fees	34,491
Auditing fees	20,145
Shareholder reporting fees	12,593
Chief Compliance Officer fees	12,504
Trustees' fees and expenses	8,887
Miscellaneous	7,840
Commitment fees (Note 12)	5,450
Insurance fees	1,707
Total expenses	610,358
Advisory fees waived	(147,396)
Net expenses	462,962
Net investment income	1,705,550

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	540,184
Long term capital gain distributions from regulated investment companies	11,548
Futures contracts	(1,687,837)
Net realized loss	(1,136,105)
Net change in unrealized appreciation/depreciation on:
Investments	3,797,827
Futures contracts	(336,472)
Net change in unrealized appreciation/depreciation	3,461,355
Net realized and unrealized gain	2,325,250

Net Increase in Net Assets from Operations	$4,030,800

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,705,550	$3,420,203
Net realized loss on investments, securities sold short and futures contracts	(1,147,653)	(1,581,453)
Long term capital gain distributions from regulated investment companies	11,548	101,431
Net change in unrealized appreciation/depreciation on investments, securities sold short and futures contracts	3,461,355	(4,734,439)
Net increase (decrease) in net assets resulting from operations	4,030,800	(2,794,258)

Distributions to Shareholders:
Distributions:
Class A	(228,112)	(320,714)
Class C	(244,463)	(428,419)
Institutional Class	(1,267,151)	(3,546,808)
Total distributions to shareholders	(1,739,726)	(4,295,941)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,319,998	882,020
Class C	116,026	325,636
Institutional Class	11,373,399	10,219,377
Reinvestment of distributions:
Class A	109,167	224,086
Class C	221,532	393,135
Institutional Class	1,098,628	2,040,200
Cost of shares redeemed:
Class A	(914,987)	(1,734,298)
Class C	(842,435)	(1,350,263)
Institutional Class	(8,106,329)	(54,182,783)
Net increase (decrease) in net assets from capital transactions	5,374,999	(43,182,890)

Total increase (decrease) in net assets	7,666,073	(50,273,089)

Net Assets:
Beginning of period	24,183,935	74,457,024
End of period	$31,850,008	$24,183,935
Capital Share Transactions:
Shares sold:
Class A	226,679	82,327
Class C	11,477	30,959
Institutional Class	1,117,987	963,337
Shares reinvested:
Class A	10,749	22,306
Class C	21,879	38,976
Institutional Class	108,200	198,722
Shares redeemed:
Class A	(89,625)	(170,009)
Class C	(83,018)	(130,037)
Institutional Class	(800,700)	(5,284,703)
Net increase (decrease) in capital share transactions	523,628	(4,248,122)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31,
	2019	2018	2017	2016	2015*
Net asset value, beginning of period	$9.47	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.58	0.58	0.62	0.72	-
Net realized and unrealized gain (loss)	0.89	(1.15)	(0.01)	1.02	-
Total from investment operations	1.47	(0.57)	0.61	1.74	-

Less Distributions:
From net investment income	(0.59)	(0.63)	(0.62)	(0.70)	-
From net realized gain	-	(0.28)	-	-	-
From return of capital	-	-	-	(0.08)	-
Total distributions	(0.59)	(0.91)	(0.62)	(0.78)	-

Net asset value, end of period	$10.35	$9.47	$10.95	$10.96	$10.00

Total return[3]	15.83%	(5.51)%	5.66%	18.20%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,553	$2,765	$3,912	$3,691	$3

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	2.12%[5]	1.93%[5]	1.88%	2.01%	-%
After fees waived and expenses absorbed[4]	1.62%[5]	1.62%[5]	1.60%	1.60%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	5.21%	5.16%	5.30%	6.29%	-%
After fees waived and expenses absorbed[2]	5.71%	5.47%	5.58%	6.70%	-%

Portfolio turnover rate	114%	82%	98%	87%	-%

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Does not include expenses of the investment companies in which the Fund invests.

[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2019 and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31,
	2019	2018	2017	2016	2015*
Net asset value, beginning of period	$9.45	$10.92	$10.94	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.50	0.50	0.54	0.64	-
Net realized and unrealized gain (loss)	0.90	(1.14)	(0.02)	1.01	-
Total from investment operations	1.40	(0.64)	0.52	1.65	-

Less Distributions:
From net investment income	(0.52)	(0.55)	(0.54)	(0.64)	-
From net realized gain	-	(0.28)	-	-	-
From return of capital	-	-	-	(0.07)	-
Total distributions	(0.52)	(0.83)	(0.54)	(0.71)	-

Net asset value, end of period	$10.33	$9.45	$10.92	$10.94	$10.00

Total return[3]	15.01%	(6.14)%	4.81%	17.23%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,586	$4,667	$6,051	$905	$3

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	2.87%[5]	2.68%[5]	2.63%	2.76%	-%
After fees waived and expenses absorbed[4]	2.37%[5]	2.37%[5]	2.35%	2.35%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	4.46%	4.41%	4.55%	5.54%	-%
After fees waived and expenses absorbed[2]	4.96%	4.72%	4.83%	5.95%	-%

Portfolio turnover rate	114%	82%	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Does not include expenses of the investment companies in which the Fund invests.

[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2019 and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31,
	2019	2018	2017	2016	2015*
Net asset value, beginning of period	$9.47	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.61	0.61	0.65	0.73	-
Net realized and unrealized gain (loss)	0.89	(1.16)	(0.01)	1.03	-
Total from investment operations	1.50	(0.55)	0.64	1.76	-

Less Distributions:
From net investment income	(0.62)	(0.65)	(0.65)	(0.72)	-
From net realized gain	-	(0.28)	-	-	-
From return of capital	-	-	-	(0.08)	-
Total distributions	(0.62)	(0.93)	(0.65)	(0.80)	-

Net asset value, end of period	$10.35	$9.47	$10.95	$10.96	$10.00

Total return[3]	16.13%	(5.26)%	5.93%	18.46%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,711	$16,752	$64,494	$55,952	$5

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	1.87%[5]	1.68%[5]	1.63%	1.76%	-%
After fees waived and expenses absorbed[4]	1.37%[5]	1.37%[5]	1.35%	1.35%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	5.46%	5.41%	5.55%	6.54%	-%
After fees waived and expenses absorbed[2]	5.96%	5.72%	5.83%	6.95%	-%

Portfolio turnover rate	114%	82%	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.

[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2019 and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Tax Advantaged Income Fund is a diversified Fund, and the Opportunistic Income Fund is non-diversified.

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Effective March 1, 2018, the Advisor has voluntarily agreed to reduce the annual advisory fee it receives from the Tax Advantaged Income Fund from 1.10% of the Fund’s average daily net assets to 1.00% through April 30, 2021. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the year ended December 31, 2019, the voluntary advisory fees waived is reported on the Statement of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Tax Advantaged Income Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, through April 30, 2021. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction.

For the year ended December 31, 2019, the Advisor waived a portion of its advisory fees totaling $69,665, and $147,396 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund		Opportunistic Income Fund
2020	$171,748		$202,646
2021	50,670	*	190,343
2022	69,665	*	147,396
Total	$292,083		$540,385

*	The Advisor has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. For the year ended December 31, 2019, the voluntary advisory fee waived is reported on the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2019 are reported on the Statements of Operations as Fund services fees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2019 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$239,737,492	$29,975,636

Gross unrealized appreciation	$13,308,459	$1,479,697
Gross unrealized depreciation	(463,335)	(91,778)

Net unrealized appreciation on investments	$12,845,124	$1,387,919

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$-	$5,756
Undistributed long-term gains	-	-
Tax accumulated earnings	-	5,756

Accumulated capital and other losses	(15,721,458)	(4,074,106)
Unrealized appreciation on investments	12,845,124	1,387,919
Unrealized deferred compensation	(4,688)	(4,149)
Total accumulated deficit	$(2,881,022)	$(2,684,580)

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated deficit as follows:

	Increase (Decrease)
	Paid-In Capital	Total Accumulated Deficit
Tax Advantaged Income Fund	$351	$(351)
Opportunistic Income Fund	(11,042)	11,042

The tax character of distribution paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2019	2018	2019	2018
Tax exempt income	$8,776,382	$10,240,523	$-	$-
Ordinary income	96,799	113,713	1,739,726	3,449,586
Net long-term capital gains	-	-	-	846,355
Return of capital	177,100	266,323	-	-
Total distributions paid	$9,050,281	$10,620,559	$1,739,726	$4,295,941

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

As of December 31, 2019, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$6,944,413	$1,421,578
Long Term	8,777,045	2,652,528
Total	$15,721,458	$4,074,106

Note 5 – Investment Transactions

For the year ended December 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$208,684,442	$245,882,549
Opportunistic Income Fund	34,640,606	31,598,235

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2019, distribution fees incurred are disclosed on the Statements of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$250,742,653	$-	$-	$250,742,653
Short-Term Investments	1,839,963	-	-	1,839,963
Total Investments	$252,582,616	$-	$-	$252,582,616

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Other Financial Instruments*
Futures Contracts	$1,767,774	$-	$-	$1,767,774
Total Assets	$1,767,774	$-	$-	$1,767,774

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$28,077,211	$-	$-	$28,077,211
Exchange-Traded Funds	2,342,815	-	-	2,342,815
Short-Term Investments	943,529	-	-	943,529
Total Investments	$31,363,555	$-	$-	$31,363,555

Other Financial Instruments*
Futures Contracts	$46,875	$-	$-	$46,875
Total Assets	$31,410,430	$-	$-	$31,410,430

Liabilities
Other Financial Instruments*
Futures Contracts	$(123,113)	$-	$-	$(123,113)
Total Liabilities	$(123,113)	$-	$-	$(123,113)

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the year ended December 31, 2019.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2019 by risk category are as follows:

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives	Liability Derivatives
			Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	$1,767,774	$-
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	-	(123,113)
	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	46,875	-

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2019 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(14,465,475)	$(14,465,475)
Opportunistic Income Fund
Futures contracts	(1,037,807)	(650,030)	(1,687,837)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$4,313,764	$4,313,764
Opportunistic Income Fund
Futures contracts	(538,113)	201,641	(336,472)

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2019 are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(175,425,802)
Opportunistic Income Fund
Futures contracts	Equity contracts	$(8,109,684)
Futures contracts	Interest rate contracts	$(8,137,922)

Note 11 – ReFlow liquidity program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the year ended December 31, 2019, ReFlow was not utilized by the Funds.

Note 12 – Line of Credit

The Funds together with Braddock Multi-Strategy Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 2.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the year ended December 31, 2019 are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the year ended December 31, 2019.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Robinson Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2019, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Robinson Tax Advantaged Income Fund and the Robinson Opportunistic Fund as of December 31, 2019, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Robinson Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Robinson Tax Advantaged Income Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
Robinson Opportunistic Income Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the four years in the period ended December 31, 2019 and one day in the period ended December 31, 2015 (commencement of operations)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Robinson Funds

Page Two

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2020

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the fiscal year ended December 31, 2019, 7.84% of the dividends paid from net investment income, including short-term capital gains (if any), for the Opportunistic Income Fund, is designated as qualified dividend income.

For the fiscal year ended December 31, 2019, 0.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Opportunistic Income Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), 361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Maureen Quill [a]* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co- Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co- Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President – Compliance, Morgan Stanley Investment Management (2000 – 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds’ Investment advisor also serves as investment advisor to the West Loop Realty Fund and the Braddock Multi-Strategy Income Fund which are offered in a separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Robinson Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19 – 12/31/19
Class A	Actual Performance	$1,000.00	$1,036.70	$7.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.59	7.68
Class C	Actual Performance	1,000.00	1,032.80	11.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.81	11.47
Institutional Class	Actual Performance	1,000.00	1,037.00	6.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	6.41

*	Expenses are equal to the Fund’s annualized expense ratios of 1.51%, 2.26% and 1.26% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Robinson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2019 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19 – 12/31/19
Class A	Actual Performance	$1,000.00	$1,044.90	$8.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.02	8.25
Class C	Actual Performance	1,000.00	1,041.10	12.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.24	12.05
Institutional Class	Actual Performance	1,000.00	1,046.30	7.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.28	6.99

*	Expenses are equal to the Fund’s annualized expense ratios of 1.62%, 2.37% and 1.37% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Robinson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th  Floor

New York, New York 10005

Investment Sub-Advisor

Robinson Capital Management, LLC

63 Kercheval Avenue, Suite 111

Grosse Pointe Farms, Michigan 48236

Independent Registered Public Accounting Firm

Tait, Weller, & Baker LLP

Two Liberty Place

50 South 16th  Street Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th  Floor

Kansas City, Missouri 64106

Fund Co- Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (800) 207-7108. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Robinson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 207-7108.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$34,900	$33,900
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/09/20